Investment in Key Management Insurance Policy (Tables)	12 Months Ended
Sep. 30, 2023
Investment in Key Management Insurance Policy [Abstract]
Schedule of Investment in Key Management Insurance Policy	The fair value measurement of the investment in key management insurance policy has been categorized as Level 3 based on the inputs to the valuation technique used and is positively correlated to the surrender cash value.
		For the Years Ended September 30,
		2023	2024
		HK$	HK$
Balance at beginning of the year		1,065,480	1,157,520
Premium paid		47,932	—
Change in fair value recognized in the consolidated statements of income	(A)	44,108	—
Balance at end of the year		1,157,520	1,157,520
(A)	The change in fair value was not material for the year ended September 30, 2024.